Share-based payments - Disclosure of reconciliation of AGAs (Details) - Total AGAs - shares	6 Months Ended	115 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)	3,388,040
Number of instruments issued (in shares)	4,565,727	9,113,148
Number of instruments lapsed (in shares)	(160,875)
Number of instruments vested (in shares)	(124,096)
Number of instruments outstanding, ending balance (in shares)	7,668,796	7,668,796